Interim Statements Of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Operating Activities
Net loss for the period	$ (118,345)	$ (2,787,682)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on settlement of payables		1,364,757
Unrealized foreign exchange loss (gain)	(2,913)	(2,078)
Stock-based compensation		1,302,110
Changes in non-cash item:
Accounts payable	(4,980)	(1,191)
Accounts payable - related party		6,462
Accrued interest	3,060
Accrued interest - related party	59,432	53,812
Net cash used in operating activities	(73,983)	(67,458)
Financing Activities
Proceeds from issuance of common stock	50,000
Proceeds from loans and convertible notes	50,000	98,610
Repayment of loans - related party	(23,928)	(32,550)
Net cash provided by financing activities	76,072	66,060
Change in cash during the period	2,089	(1,398)
Cash, beginning of the period	3	1,937
Cash, end of the period	2,092	539
Non-cash financing and investing activities:
Shares issued for conversion of debt		367,434
Payment of accounts payable by related party		6,462
Supplementary disclosure of cash flows:
Cash paid for Interest